Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	$ 1,975,118.7	$ 71,201.1	$ 1,555,589.1	$ 1,352,377.4
Asset used by the Company [member]
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	1,975,114.0		1,554,585.9	1,352,313.9
Asset subject to operating lease [member]
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	$ 4.7		$ 1,003.2	$ 63.5